Summary of Changes in Fair Value of Liabilities (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant Liability
Balance	$ (21,420,277)	$ 3,705,472	$ 3,420,780
Purchases, sales and settlements:
Warrants and other derivatives issued		(20,251,554)	0
Total gains or losses:
Unrealized depreciation	5,064,488	2,806,750	(284,692)
Balance	$ (16,355,788)	$ (21,420,277)	$ 3,705,472